Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (5,302,205)	$ (5,545,795)	$ (14,550,609)	$ (6,924,965)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	85,590	78,121	105,674	26,888
Stock based compensation	1,240,982	1,212,279	1,577,440	1,644,269
Amortization of intangible assets	571,347	571,347	761,796	776,793
Amortization of product development costs	221,207		53,771	15,029
Amortization of software development costs	248,203		23,354
Loss on disposal of fixed assets	1,654
Goodwill impairment			7,815,000
Deferred taxes (benefit) expense			(320,102)	124,468
Changes in operating assets and liabilities:
Accounts receivable	(102,886)	390,401	388,948	(303,846)
Inventory	358,739	609,425	567,755	(507,931)
Prepaid expenses and other current assets	(26,313)	(331,776)	(111,080)	500,093
Accounts payable	(644,091)	(83,040)	22,193	180,621
Accrued expenses	(63,802)	(492,455)	(649,620)	859,294
Deferred revenue	150,007
Net Cash Used in Operating Activities	(3,261,568)	(3,591,493)	(4,315,480)	(3,609,287)
Cash flows from Investing Activities
Purchase of equipment and website development	(23,201)	(51,073)	(53,429)	(282,466)
Product development costs	(339,402)	(400,895)	(562,610)	(661,673)
Software development costs	(686,761)	(583,561)	(757,396)	(364,018)
Net Cash Used in Investing Activities	(1,049,364)	(1,035,529)	(1,373,435)	(1,308,157)
Cash flows from Financing Activities
Proceeds from the sale of common stock and warrants	4,492,198	5,211,428	5,211,428
Fees paid in connection with equity offerings	(772,580)	(816,017)	(1,026,607)
Common stock withheld to pay taxes	(4,235)
Proceeds from exercise of warrants for common stock	8,220	162,494	1,165,156
Series C redeemable preferred stock dividends	(225,000)	(225,000)	(300,000)	(300,000)
Net Cash Provided by Financing Activities	3,498,603	4,332,905	5,049,977	(300,000)
Net Decrease in Cash, Cash Equivalents and Restricted Cash	(812,329)	(294,117)	(638,938)	(5,217,444)
Cash, Cash Equivalents and Restricted Cash - Beginning of Period	6,398,164	7,037,102	7,037,102	12,254,546
Cash, Cash Equivalents and Restricted Cash - End of Period	5,585,835	6,742,985	6,398,164	7,037,102
Cash paid during the years for:
Taxes			3,152
Non-cash investing and financing activities:
Accrued preferred stock dividends				48,389
Conversion of Series F preferred stock to common stock		201,000	201,000
Common stock issued to settle Series F preferred stock dividends		48,389	48,389
Fees in connection with offering costs included in accounts payable and accrued expenses	188,120
Product development costs included in accounts payable and accrued expenses	104,243	69,595	113,538
Software development costs included in accounts payable and accrued expenses	$ 89,379	$ 71,231	201,841
Website development included in accounts payable				$ 18,494